CAPITALIZED COMPUTER SOFTWARE COSTS (Tables) - Capitalized computer software costs.	12 Months Ended
Mar. 31, 2018
Other intangible assets
Summary of capitalized computer software costs

	Thousands of Yen
	2017	2018
Balance at beginning of year	¥2,257,898	¥2,328,190
Costs capitalized during year	486,185	374,715
Foreign currency translation adjustment	545	(337)
Disposal and other	(416,438)	(40,496)
Balance at end of year	2,328,190	2,662,072
Accumulated amortization, end of year	(1,364,949)	(1,859,137)
Capitalized computer software costs—net	¥963,241	¥802,935

Schedule of estimated amortization of capitalized computer software costs for the next five years

Thousands of
Years ending March 31,	Yen
2019	¥269,672
2020	197,999
2021	123,119
2022	60,277
2023	13,848